Private Placement (Details) - Private Placement Warrants [Member] - USD ($)		6 Months Ended	12 Months Ended
	Apr. 14, 2021	Jun. 30, 2023	Dec. 31, 2022	Mar. 04, 2021
Private Placement
Number of warrants to purchase shares issued			12,400,000	12,400,000
Over-Allotment Option [Member]
Private Placement
Number of warrants to purchase shares issued	100,000
Private Placement
Private Placement
Number of warrants to purchase shares issued				12,400,000
Price of warrants	$ 1.00	$ 1.00	$ 1.00
Aggregate gross proceeds	$ 12,500,000	$ 12,500,000	$ 12,500,000
Number of shares issuable per warrant	1
Exercise price of warrant	$ 11.50
Threshold period for not to transfer assign or sell any shares or warrants after completion of initial business combination	30 days